Note 12 - Mezzanine Equity and Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Jul. 01, 2021	Mar. 31, 2023	Dec. 31, 2022	Mar. 17, 2022	Dec. 31, 2021	Jul. 26, 2021
Common Stock, Shares Authorized (in shares)		1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued, Including Treasury Shares (in shares)		191,402,433	189,467,338
Number of Shares Subject to Vesting Provision (in shares)	2,916,700	0	0
Class of Warrant or Right, Outstanding (in shares)						17,905,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 11.50
Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount				$ 150
Treasury Stock, Shares, Acquired (in shares)		424,876	4,046,186
Shares Acquired, Average Cost Per Share (in dollars per share)		$ 4.2635	$ 4.92
Public Warrant [Member]
Class of Warrant or Right, Outstanding (in shares)	17,500,000	17,500,000	17,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Warrants and Rights Outstanding, Term (Year)	5 years